RISK MANAGEMENT (Details 3) - CLP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		$ 30,213,414
Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		26,913,508
Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		1,796,790
Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		1,503,116
Commercial Loans [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		15,186,144	$ 13,800,408
Commercial Loans [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		13,312,806
Commercial Loans [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		1,100,255
Commercial Loans [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		773,083
Mortgage Loans [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		10,150,981	9,096,895
Mortgage Loans [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		9,258,962
Mortgage Loans [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		447,496
Mortgage Loans [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		444,523
Consumer Loans [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		4,876,289	$ 4,557,692
Consumer Loans [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		4,341,740
Consumer Loans [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		249,039
Consumer Loans [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		285,510
Market Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		30,213,414
Market Risk [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		26,913,508
Market Risk [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		1,796,790
Market Risk [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		1,503,116
Market Risk [Member] | Commercial Loans [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		15,186,144
Market Risk [Member] | Commercial Loans [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		13,312,806
Market Risk [Member] | Commercial Loans [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		1,100,255
Market Risk [Member] | Commercial Loans [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		773,083
Market Risk [Member] | Commercial Loans [Member] | Manufacturing [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		1,139,765
Market Risk [Member] | Commercial Loans [Member] | Manufacturing [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		992,786
Market Risk [Member] | Commercial Loans [Member] | Manufacturing [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		92,931
Market Risk [Member] | Commercial Loans [Member] | Manufacturing [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		54,048
Market Risk [Member] | Commercial Loans [Member] | Mining [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		208,748
Market Risk [Member] | Commercial Loans [Member] | Mining [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		182,342
Market Risk [Member] | Commercial Loans [Member] | Mining [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		21,821
Market Risk [Member] | Commercial Loans [Member] | Mining [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		4,585
Market Risk [Member] | Commercial Loans [Member] | Electricity, Gas and Water [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		408,932
Market Risk [Member] | Commercial Loans [Member] | Electricity, Gas and Water [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		384,288
Market Risk [Member] | Commercial Loans [Member] | Electricity, Gas and Water [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		22,365
Market Risk [Member] | Commercial Loans [Member] | Electricity, Gas and Water [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		2,279
Market Risk [Member] | Commercial Loans [Member] | Agriculture and Livestock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		1,201,251
Market Risk [Member] | Commercial Loans [Member] | Agriculture and Livestock [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		934,199
Market Risk [Member] | Commercial Loans [Member] | Agriculture and Livestock [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		166,271
Market Risk [Member] | Commercial Loans [Member] | Agriculture and Livestock [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		100,781
Market Risk [Member] | Commercial Loans [Member] | Forest [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		143,888
Market Risk [Member] | Commercial Loans [Member] | Forest [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		120,371
Market Risk [Member] | Commercial Loans [Member] | Forest [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		9,402
Market Risk [Member] | Commercial Loans [Member] | Forest [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		14,115
Market Risk [Member] | Commercial Loans [Member] | Fishing [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		253,021
Market Risk [Member] | Commercial Loans [Member] | Fishing [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		238,348
Market Risk [Member] | Commercial Loans [Member] | Fishing [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		11,104
Market Risk [Member] | Commercial Loans [Member] | Fishing [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		3,569
Market Risk [Member] | Commercial Loans [Member] | Transportation [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		809,306
Market Risk [Member] | Commercial Loans [Member] | Transportation [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		716,493
Market Risk [Member] | Commercial Loans [Member] | Transportation [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		55,011
Market Risk [Member] | Commercial Loans [Member] | Transportation [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		37,802
Market Risk [Member] | Commercial Loans [Member] | Communications [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		215,844
Market Risk [Member] | Commercial Loans [Member] | Communications [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		178,215
Market Risk [Member] | Commercial Loans [Member] | Communications [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		30,407
Market Risk [Member] | Commercial Loans [Member] | Communications [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		7,222
Market Risk [Member] | Commercial Loans [Member] | Construction [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances	[1]	906,038
Market Risk [Member] | Commercial Loans [Member] | Construction [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances	[1]	723,600
Market Risk [Member] | Commercial Loans [Member] | Construction [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances	[1]	88,691
Market Risk [Member] | Commercial Loans [Member] | Construction [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances	[1]	93,747
Market Risk [Member] | Commercial Loans [Member] | Commerce Industry [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		3,340,064
Market Risk [Member] | Commercial Loans [Member] | Commerce Industry [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		2,950,517
Market Risk [Member] | Commercial Loans [Member] | Commerce Industry [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		189,623
Market Risk [Member] | Commercial Loans [Member] | Commerce Industry [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		199,924
Market Risk [Member] | Commercial Loans [Member] | Services [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		1,865,669
Market Risk [Member] | Commercial Loans [Member] | Services [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		1,771,595
Market Risk [Member] | Commercial Loans [Member] | Services [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		81,159
Market Risk [Member] | Commercial Loans [Member] | Services [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		12,915
Market Risk [Member] | Commercial Loans [Member] | Other [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		4,693,618
Market Risk [Member] | Commercial Loans [Member] | Other [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		4,120,052
Market Risk [Member] | Commercial Loans [Member] | Other [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		331,470
Market Risk [Member] | Commercial Loans [Member] | Other [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		242,096
Market Risk [Member] | Mortgage Loans [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		10,150,981
Market Risk [Member] | Mortgage Loans [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		9,258,962
Market Risk [Member] | Mortgage Loans [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		447,496
Market Risk [Member] | Mortgage Loans [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		444,523
Market Risk [Member] | Consumer Loans [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		4,876,289
Market Risk [Member] | Consumer Loans [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		4,341,740
Market Risk [Member] | Consumer Loans [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		249,039
Market Risk [Member] | Consumer Loans [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		$ 285,510

[1]	In 2018 we improved the classification of our construction loans, reassigning loans for real state rental investment companies to services.